Document and Entity Information	Nov. 30, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2022
Entity File Number	001-41142
Entity Registrant Name	SCULPTOR ACQUISITION CORP I
Entity Central Index Key	0001853594
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1590223
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	790-0000
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SCUA.U
Security Exchange Name	NYSE
Class A ordinary shares included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	SCUA
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	SCUA WS
Security Exchange Name	NYSE